4. Related Party Transactions	12 Months Ended
Dec. 31, 2011
Notes
4. Related Party Transactions

4.   RELATED PARTY TRANSACTIONS

.

GNP utilized company employees to perform certain on-site tasks at Chandalar totaling $31,759, a receivable which was reimbursed to the Company subsequent to the close of the June 30, 2012 quarter.

A total of $11,338 interest is payable at June 30, 2012 to a director of the Company in connection with the settlement of notes payable in gold settled in 2011 and $11,414 is payable to this person in connection with consulting work that he provided during the three months ended June 30, 2012. These amounts are included in related party payable.

An amount of $11,628 had been accrued for fees due to the Company’s Chief Financial Officer at December 31, 2011.  This total was paid in cash during 2012, and at June 30, 2012, $11,263 had been accrued for services performed during the three months ended June 30, 2012.  This amount is included in related party payable.

A total of $28,900 had been accrued for directors’ fees at December 31, 2011.  For the six months ended June 30, 2012, an additional $6,400 has been accrued for services performed during the period, for a total of $35,300, which is included in accounts payable.

04/01/2012 to 06/30/2012
Components of related party payable:
Accrued interest payable	11,338
Consulting fees	11,414
Fees due officer	11,263

	01/01/2012 to 6/30/2012	01/01/2011 to 12/31/2011
Director fees	35,300	28,900